Intangible Assets - Aggregate Amortizations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS [Abstract]
2018	$ 26,551
2019	7,663
2020	1,166
2021	1,166
2022	1,166
2023 and thereafter	251
Total	$ 37,963	$ 18,952	$ 55,339